Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000005451 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000005451 | Apple
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000005451 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000005451 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005451 | Advanced Micro Devices
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005451 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005451 | SAP
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005451 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005451 | Entegris
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005451 | Lam Research
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005451 | Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000005451 | Infrastructure and Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000005451 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000005451 | Semiconductor Capital Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000005451 | Foundry
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005451 | Processors
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005451 | Back-Office Applications Software
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005451 | Design Software
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005451 | Memory
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000177214 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000177214 | Apple
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000177214 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000177214 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000177214 | Advanced Micro Devices
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000177214 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000177214 | SAP
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000177214 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000177214 | Entegris
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000177214 | Lam Research
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000177214 | Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000177214 | Infrastructure and Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000177214 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000177214 | Semiconductor Capital Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000177214 | Foundry
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000177214 | Processors
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000177214 | Back-Office Applications Software
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000177214 | Design Software
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000177214 | Memory
Holdings [Line Items]
Percent of Net Asset Value	3.10%